Lease Liability (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of leases [text block] [Abstract]
Schedule of changes in the lease liability
	2020	2019
	USD	USD

At 1 January	30,779,137	30,221,425
Additions	55,565,863
Interest charge	3,525,981	2,871,035
Amount paid during the year	(786,416)	(2,313,323)

At 31 December	89,084,565	30,779,137

Schedule of lease liability is classified in the consolidated statement
	2020	2019
	USD	USD

Current	9,795,058	2,154,878
Non-current	79,289,507	28,624,259

	89,084,565	30,779,137

Schedule of maturity of the lease liability
	Lease payments		Present value of minimum lease payments
	2020	2019	2020	2019
	USD	USD	USD	USD

Not later than one year	10,708,720	2,359,590	9,795,058	2,154,877
Later than one year and not later than five years	35,875,520	9,919,810	24,285,120	7,241,240
Later than five years	858,043,425	213,469,800	55,004,387	21,383,020

	904,627,665	225,749,200	89,084,565	30,779,137
Finance costs	(815,543,100)	(194,970,063)	-	-

Present value of minimum lease payments	89,084,565	30,779,137	89,084,565	30,779,137